Business Segment (Tables)	12 Months Ended
Dec. 31, 2018
Business Segments
Summary of financial information of segments

The following tables present summarized financial information for the Company’s segments:

	As of December 31, 2018 and for the Successor period from December 13 through December 31, 2018
	Retail		Internet		Unallocated
	Financial	% of	Financial	% of	(Income)		% of
	Services	Revenue	Services	Revenue	Expenses	Consolidated	Revenue
Total Assets	$212,772		$24,450			$237,222
Goodwill	11,288		—			11,288
Other Intangible Assets	2,921		215			3,136
Total Revenues	$16,556	100.0%	$2,424	100.0%		$18,980	100.0%
Provision for Loan Losses	2,659	16.1%	454	18.7%		3,113	16.4%
Other Operating Expenses	7,151	43.2%	190	7.8%		7,341	38.6%
Operating Gross Profit	6,746	40.7%	1,780	73.5%		8,526	45.0%
Interest Expense, net	1,288	7.8%	1,126	46.5%		2,414	12.7%
Depreciation and Amortization	849	5.1%	18	0.7%		867	4.6%
Other Corporate Expenses (a)	—	—	—	—	3,607	3,607	19.0%
Income (Loss) from Continuing Operations, before tax	4,609	27.8%	636	26.2%	(3,607)	1,638	8.6%

(a)	Represents expenses that are not allocated between reportable segments.

There were no intersegment revenues for the Successor period ending December 31, 2018

	For the Predecessor period from January 1 through December 12, 2018
	Retail		Internet		Unallocated
	Financial	% of	Financial	% of	(Income)		% of
	Services	Revenue	Services	Revenue	Expenses	Consolidated	Revenue
Total Revenues	$278,659	100.0%	$48,599	100.0%		$327,258	100.0%
Provision for Loan Losses	75,025	26.9%	22,073	45.4%		97,098	29.6%
Other Operating Expenses	137,847	49.5%	6,019	12.4%		143,866	44.0%
Operating Gross Profit	65,787	23.6%	20,507	42.2%		86,294	26.4%
Interest Expense, net	36,226	13.0%	14,534	29.9%		50,760	15.5%
Depreciation and Amortization	3,965	1.4%	353	0.7%		4,318	1.3%
Transaction expenses (a)	—	—	—	—	6,941	6,941	2.1%
Loss on Debt Extinguishment (a)	—	—	—	—	10,832	10,832	3.3%
Other Corporate Expenses (a)	—	—	—	—	64,699	64,699	19.8%
Income (loss) from Continuing Operations, before tax	25,596	9.2%	5,620	11.6%	(82,472)	(51,256)	(15.7)%

(a)	Represents expenses that are not allocated between reportable segments.

There were no intersegment revenues for the Predecessor period ending December 12, 2018.

	As of and for the Predecessor year ended December 31, 2017
	Retail		Internet		Unallocated
	Financial	% of	Financial	% of	(Income)		% of
	Services	Revenue	Services	Revenue	Expenses	Consolidated	Revenue
Total Assets	$181,390		$31,016			$212,406
Other Intangible Assets	375		549			924
Total Revenues	$291,655	100.0%	$72,412	100.0%		$364,067	100.0%
Provision for Loan Losses	83,499	28.6%	52,702	72.8%		136,201	37.4%
Other Operating Expenses	159,148	54.6%	8,906	12.3%		168,054	46.2%
Operating Gross Profit	49,008	16.8%	10,804	14.9%		59,812	16.4%
Interest Expense, net	33,403	11.5%	14,842	20.5%		48,245	13.3%
Depreciation and Amortization	4,477	1.5%	452	0.6%		4,929	1.5%
Lease Termination	—	—	1,226	1.7%		1,226	0.3%
Goodwill Impairment	113,753	39.0%	—	—		113,753	31.2%
Other Corporate Expenses (a)	—	—	—	—	82,175	82,175	22.6%
Loss from Continuing Operations, before tax	(102,625)	(35.2)%	(5,716)	(7.9)%	(82,175)	(190,516)	(52.3)%

(a)	Represents expenses that are not allocated between reportable segments.

There were no intersegment revenues for the Predecessor year ending December 31, 2017.